NATIONWIDE VARIABLE INSURANCE TRUST
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT Equity Dividend Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund)
NVIT Real Estate Fund

Supplement dated December 17, 2021
to the Prospectus dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT AQR Large Cap Defensive Style Fund

Effective January 1, 2022, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Michele L. Aghassi, Ph.D.	Principal and Portfolio Manager	Since 2017
Andrea Frazzini, Ph.D., M.S.	Principal and Portfolio Manager	Since 2017
Lars N. Nielsen, M.Sc.	Principal and Portfolio Manager	Since 2020
Cliff Asness, Ph.D., M.B.A.	Managing and Founding Principal and Chief Investment Officer	Since 2022
John Huss	Principal and Portfolio Manager	Since 2022

2.	The information relating to the “NVIT AQR Large Cap Defensive Style Fund” beginning on page 118 of the Prospectus is deleted in its entirety and replaced with the following:

Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S., Lars N. Nielsen, M.Sc., Cliff Asness, Ph.D., M.B.A. and John Huss are jointly and primarily responsible for the day-to-day management of the Fund.

Dr. Aghassi is a Principal of AQR. She joined AQR in 2005 and serves as a portfolio manager for the firm’s equity strategies.

Dr. Frazzini is a Principal of AQR. He joined AQR in 2008 and is the Head of AQR’s Global Stock Selection team.

Mr. Nielsen is a Principal of AQR. He joined AQR in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee.

Dr. Asness is the Managing and Founding Principal of AQR. He cofounded AQR in 1998 and serves as its chief investment officer.

Mr. Huss is a Principal of AQR. He rejoined AQR in 2013 and is a researcher and portfolio manager for equity and multi-asset class strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE